EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT	12 Months Ended
Jan. 31, 2026
Events Subsequent To Date Of Independent Auditors Report
EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

NOTE 11 – EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

On March 20, 2026, the Company issued warrants for common stock to related parties as follows:

	Warrants	Exercise	Expiration
	Granted	Price	Date
Steven Rudofsky	83,750	$8.00	1/16/28
Andrew Brodkey	65,600	$8.00	1/16/28
Robert Scannell	134,000	$8.00	1/16/28

On March 20, 2026, the Company issued common stock options to related parties as follows:

	Options	Exercise	Expiration
	Granted	Price	Date	Vesting
Steven Rudofsky	268,000	$8.00	9/30/32	Fully Vested
Andrew Brodkey	268,000	$8.00	9/30/32	Fully Vested
Robert Scannell	268,000	$8.00	9/30/32	Fully Vested

On April 17, 2026, the Company completed the initial closing of a private placement. Net cash proceeds were $1,012,805, of which $381,078 was used for debt retirement and $464,484 was used to reduce accounts payable.